LOAN	12 Months Ended
Dec. 31, 2025
LOAN
LOAN

20. LOAN

The following tables present the loan information as of December 31, 2024 and 2025:

	December 31, 2024:
	Collateral	Loan
	BTC	RMB	USD
	(Amount in thousands, except BTC)
Total	273	89,102	12,207

	December 31, 2025:
	Collateral	Loan
	BTC	RMB	USD
	(Amount in thousands, except BTC)
Total	386	174,476	24,950

In 2024, the Group pledged 273 BTC to Equities First Holdings (“EFH”) as collateral to obtain a loan. In 2025, the Group repaid and closed the 2024 loan, retrieved the 273 BTC previously pledged, and entered into new tranche loan agreements with EFH, pledging a total of 386 BTC as collateral. Each tranche matures twelve months from the closing date of that tranche, and interest accrues at a fixed rate of 3.25% per annum on a simple interest basis.

As of December 31, 2024 and 2025, the loan principal amounted to RMB 89.1 million (US$12.2 million) and RMB 174.5 million (US$25.0 million), respectively, presented net of deferred loan costs of RMB 841.8 thousand and RMB 1,831.3 thousand, respectively. As of December 31, 2024, accrued interest of RMB 432.3 thousand was included in interest payable, which was paid in 2025. As of December 31, 2025, accrued interest of RMB 823.1 thousand was included in interest payable.

In February 2026, as a result of a decline in BTC prices, the Group terminated Tranche 6 of the loan agreements. In connection with the termination, the Group forfeited its rights to 48 BTCs pledged as collateral under Tranche 6, and settled in full for the principal and accrued interest with respect to Tranche 6. The financial impact of this forfeiture is disclosed in Note 37 — Subsequent Events.